Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.71%	4.97%	5.29%	4.75%	5.71%	5.00%	5.40%
Rate of compensation increase	3.00	3.50	3.57	4.47	3.00	3.50	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,139)	$(2,835)	$(626)	$(555)	$(232)	$(242)	$(3)	$(3)
Service cost	(64)	(90)	(33)	(28)	(2)	(2)	-	-
Interest cost	(174)	(171)	(36)	(30)	(13)	(14)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	26	-	(3)	-	-	-	-
Actuarial gain (loss)	(397)	(224)	(5)	(28)	(67)	5	(1)	-
(Acquisitions) divestitures	-	-	-	(11)	-	-	-	-
Curtailments	(5)	-	-	-	-	-	-	-
Benefits paid	140	155	12	10	26	21	-	-
Foreign exchange adjustment	N/A	N/A	5	20	N/A	N/A	-	-
Benefit obligation at end of period	(3,639)	(3,139)	(684)	(626)	(288)	(232)	(4)	(3)
Change in fair value of plan assets
Fair value at beginning of period	3,628	3,331	611	540	71	66	-	-
Actual return on plan assets	26	427	30	70	2	5	-	-
Employer contributions	15	25	56	21	26	21	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	10	-	-	-	-
Benefit payments	(140)	(155)	(12)	(10)	(26)	(21)	-	-
Foreign exchange adjustment	N/A	N/A	(5)	(21)	N/A	N/A	-	-
Fair value at end of period	3,529	3,628	681	611	73	71	-	-
Funded status at end of period	$(110)	$489	$(3)	$(15)	$(215)	$(161)	$(4)	$(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,126	$1,582	$188	$177	$124	$56	$(2)	$(4)
Prior service cost (credit)	(78)	(94)	3	3	(3)	(4)	-	-
Net initial obligation (asset)	-	-	-	-	3	8	-	-
Total (before tax effects)	$2,048	$1,488	$191	$180	$124	$60	$(2)	$(4)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2011	2010	2009		2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,836	$3,861	$3,651		$624	$529	$459	$78	$76	$77	N/A	N/A	N/A
Discount rate	5.71%	6.21%	6.38%		5.29%	5.74%	6.18%	5.71%	6.21%	6.38%	5.40%	5.85%	6.25%
Expected rate of return on plan assets	7.50	8.00	8.00		6.38	6.69	6.40	7.50	8.00	8.00	N/A	N/A	N/A
Rate of compensation increase	3.50	3.50	3.50		4.47	4.64	4.11	3.50	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$64	$90	$96		$33	$28	$20	$2	$2	$2	$-	$-	$-
Interest cost	174	171	160		36	30	24	13	14	16	-	-	-
Expected return on assets	(282)	(303)	(295)		(43)	(37)	(32)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-		-	-	-	5	4	4	-	-	-
Prior service cost (credit)	(16)	(14)	(14)		-	-	-	(1)	-	-	-	-	-
Net actuarial (gain) loss	109	71	26		14	11	3	3	5	5	(1)	(1)	(1)
Settlement (gain) loss	-	-	5		-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	5	-	-		-	-	-	-	-	-	-	-	-
Other	-	-	(10)		(1)	-	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$54	$15	$(32	) (a)	$39	$32	$15	$16	$19	$21	$(1)	$(1)	$(1)
(a)	Includes discontinued operations.

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2011	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$653	$22	$71	$1
Recognition of prior years’ net gain (loss)	(109)	(14)	(3)	1
Prior service cost (credit) arising during period	-	-	-	-
Recognition of prior years’ service (cost) credit	16	-	1	-
Recognition of net initial (obligation) asset	-	-	(5)	-
Foreign exchange adjustment	N/A	3	-	-
Total recognized in other comprehensive (income) loss (before tax effects)	$560	$11	$64	$2

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2012 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$167	$12	$9	$-
Prior service cost recognition	(16)	-	-	-
Net initial obligation (asset) recognition	-	-	3	-

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Pension benefits:
Prepaid benefit cost	$103	$680	$41	$52
Accrued benefit cost	(213)	(191)	(44)	(67)
Total pension benefits	$(110)	$489	$(3)	$(15)
Healthcare benefits:
Accrued benefit cost	$(215)	$(161)	$(4)	$(3)
Total healthcare benefits	$(215)	$(161)	$(4)	$(3)

Plans with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Projected benefit obligation	$234	$212	$35	$32
Accumulated benefit obligation	233	211	29	26
Fair value of plan assets	20	21	3	2

Pension Investment Asset Allocation

Our pension assets were invested as follows at Dec. 31, 2011 and 2010:

Asset allocations	Domestic		Foreign
	2011	2010	2011	2010
Equities	52%	57%	64%	55%
Fixed income	38	33	29	28
Private equities	3	3	-	-
Alternative investment	6	6	3	9
Real estate	-	-	3	3
Cash	1	1	1	5
Total pension benefits	100%	100%	100%	100%

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2012	$177	$9
2013	183	11
2014	197	11
2015	213	13
2016	233	17
2017-2021	1,256	101
Total pension benefits	$2,259	$162
Healthcare benefits:
Year 2012	$24	$-
2013	24	-
2014	24	-
2015	24	-
2016	25	-
2017-2021	119	1
Total healthcare benefits	$240	$1

Pension and Postretirement Plan Investment Assets Measured at Fair Value on a Recurring Basis

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2011 and Dec. 31, 2010, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,070	$-	$1,070
Common and preferred stock	893	-	-	893
Corporate debt obligations	-	792	-	792
U.S. and sovereign government obligations	385	83	-	468
Funds of funds	-	-	128	128
Venture capital and partnership interests	-	-	121	121
Exchange traded funds	57	-	-	57
Total domestic plan assets, at fair value	$1,335	$1,945	$249	$3,529

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,181	$-	$1,181
Common and preferred stock	938	-	-	938
Corporate debt obligations	-	777	-	777
U.S. and sovereign government obligations	271	209	-	480
Funds of funds	-	-	134	134
Venture capital and partnership interests	-	-	115	115
Exchange traded funds	3	-	-	3
Total domestic plan assets, at fair value	$1,212	$2,167	$249	$3,628

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$234	$126	$-	$360
Sovereign/government obligation funds	57	46	-	103
Corporate debt funds	-	67	14	81
Cash and currency	26	-	-	26
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$317	$239	$55	$611

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses):
Included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$2	$8	$10

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$1	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Changes in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$110	$8	$(3)	$-	$115	$2
Funds of funds	121	5	8	-	134	2
Total plan assets at fair value	$231	$13	$5	$-	$249	$4

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Change in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$36	$5	$-	$-	$41	$5
Corporate debt funds	13	1	-	-	14	1
Total plan assets at fair value	$49	$6	$-	$-	$55	$6

Pension and Post-Retirement Plan Assets Valued Using Net Asset Value

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.